Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Shares to be cancelled, Preferred Shares	Shares to be cancelled, Common Shares	Investment	Shares to be issued, Preferred Shares	Shares to be issued, Common Shares	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2017		$ 226,735	$ 20,768,187				$ 2,000,000	$ 467,996	$ (28,563,409)	$ (5,100,492)
Beginning Balance, Shares at Jun. 30, 2017		226,734,372
Shares Issued for Debt Settlement		$ 12,755	272,661							285,416
Shares Issued for Debt Settlement, Shares		12,754,812
Reclass Derivative liability from conversion			509,323							509,323
Initial Valuation of BCF			125,642							125,642
Shares Issued for Compensation		$ 4,737	175,263							180,000
Shares Issued for Compensation, Shares		4,736,842
Shares issued for cash		$ 1,171	80,829							82,000
Shares issued for cash (in shares)		1,171,429
Shares issued for LOI		$ 738	20,656							21,394
Shares issued for LOI (in shares)		737,748
Net Loss									(6,296,390)	(6,296,390)
Ending Balance at Jun. 30, 2018		$ 246,136	21,952,561				2,000,000	467,996	(34,859,799)	(10,193,106)
Ending Balance, Shares at Jun. 30, 2018		246,135,203
Shares Issued for Debt Settlement								174,450		174,450
Reclass Derivative liability from conversion			2,715,433							2,714,433
Shares issued for conversions		$ 27,301	845,558							872,859
Shares issued for conversions (in shares)		27,301,360
Shares issued for cash		$ 3,700	181,300							185,000
Shares issued for cash (in shares)		3,700,000
Shares issued for service		$ 2,971	194,529							197,500
Shares issued for service (in shares)		2,971,154
Shares to be issued for service compensation								137,000		137,000
Shares to be issued for cash								95,000		95,000
Net Loss									(2,609,053)	(2,609,053)
Ending Balance at Sep. 30, 2018		$ 280,108	25,888,381				2,000,000	874,446	(37,468,852)	(8,425,917)
Ending Balance, Shares at Sep. 30, 2018		280,107,717
Beginning Balance at Jun. 30, 2018		$ 246,136	21,952,561				2,000,000	467,996	(34,859,799)	(10,193,106)
Beginning Balance, Shares at Jun. 30, 2018		246,135,203
Shares issued for Warrant Exercise
Net Loss										(8,642,433)
Ending Balance at Dec. 31, 2018	$ 2,000	$ 637,861	58,747,248			$ (18,000,000)		0	(43,502,232)	(2,115,123)
Ending Balance, Shares at Dec. 31, 2018	2,000,000	637,860,318
Beginning Balance at Jun. 30, 2018		$ 246,136	21,952,561				2,000,000	467,996	(34,859,799)	(10,193,106)
Beginning Balance, Shares at Jun. 30, 2018		246,135,203
Shares Issued for Debt Settlement		$ 8,659	717,426					(60,166)		665,918
Shares Issued for Debt Settlement, Shares		8,658,685
Reclass Derivative liability from conversion			7,335,771							7,335,771
Shares issued for conversions		$ 121,332	2,661,905							2,783,237
Shares issued for conversions (in shares)		121,332,262
Initial Valuation of BCF			149,143							149,143
Shares Issued for Compensation		$ 96,640	6,757,834					(253,830)		6,600,643
Shares Issued for Compensation, Shares		96,639,563
Shares issued for cash		$ 14,843	500,157					(125,000)		390,000
Shares issued for cash (in shares)		14,842,857
Shares issued for LOI		$ 10,000	1,165,000							1,175,000
Shares issued for LOI (in shares)		10,000,000
Shares issued for Award-Bizright		$ 200,000	17,800,000							18,000,000
Shares issued for Award-Bizright (in shares)		200,000,000
Shares issued for EB-Five	$ 2,000		1,998,000				(2,000,000)
Shares issued for EB-Five (in shares)	2,000,000
Option for Service			1,080							1,080
Net Loss									(12,229,151)	(12,229,151)
Ending Balance at Jun. 30, 2019	$ 2,000	$ 697,610	61,038,875			29,000		29,000	(47,088,950)	14,678,534
Ending Balance, Shares at Jun. 30, 2019	2,000,000	697,608,570
Beginning Balance at Sep. 30, 2018		$ 280,108	25,888,381				2,000,000	874,446	(37,468,852)	(8,425,917)
Beginning Balance, Shares at Sep. 30, 2018		280,107,717
Shares Issued for Debt Settlement		$ 6,633	603,965					(263,616)		346,982
Shares Issued for Debt Settlement, Shares		6,632,605
Reclass Derivative liability from conversion			3,574,808							3,574,808
Shares issued for conversions		$ 47,866	967,525							1,015,391
Shares issued for conversions (in shares)		47,865,888
Initial Valuation of BCF			149,143							149,143
Shares issued for cash		$ 4,143	215,857					(220,000)
Shares issued for cash (in shares)		4,142,857
Shares issued for service		$ 89,111	6,384,569					(390,830)		6,082,851
Shares issued for service (in shares)		89,111,251
Shares issued for LOI		$ 10,000	1,165,000							1,175,000
Shares issued for LOI (in shares)		10,000,000
Shares issued for Award-Bizright		$ 200,000	17,800,000			(18,000,000)
Shares issued for Award-Bizright (in shares)		200,000,000
Shares issued for EB-Five	$ 2,000		1,998,000				(2,000,000)
Shares issued for EB-Five (in shares)	2,000,000
Net Loss									(6,033,380)	(6,033,380)
Ending Balance at Dec. 31, 2018	$ 2,000	$ 637,861	58,747,248			(18,000,000)		0	(43,502,232)	(2,115,123)
Ending Balance, Shares at Dec. 31, 2018	2,000,000	637,860,318
Beginning Balance at Jun. 30, 2019	$ 2,000	$ 697,610	61,038,875			29,000		29,000	(47,088,950)	14,678,534
Beginning Balance, Shares at Jun. 30, 2019	2,000,000	697,608,570
Shares Issued for Debt Settlement		$ 1,000	28,000			(29,000)
Shares Issued for Debt Settlement, Shares		1,000,000
Reclass Derivative liability from conversion			659,526							659,526
Shares issued for conversions		$ 71,906	475,926							547,833
Shares issued for conversions (in shares)		71,915,557
Shares issued for cash		$ 11,349	88,651							100,000
Shares issued for cash (in shares)		11,348,591
Shares issued for Warrant Exercise		$ 28,382	(14,249)							14,132
Shares issued for Warrant Exercise (in Shares)		28,381,818
Net Loss									(2,027,551)	(2,027,551)
Ending Balance at Sep. 30, 2019	$ 2,000	$ 810,246	62,276,729						(49,116,501)	13,972,475
Ending Balance, Shares at Sep. 30, 2019	2,000,000	810,254,536
Beginning Balance at Jun. 30, 2019	$ 2,000	$ 697,610	61,038,875			29,000		$ 29,000	(47,088,950)	14,678,534
Beginning Balance, Shares at Jun. 30, 2019	2,000,000	697,608,570
Shares issued for Warrant Exercise										28,381
Net Loss										(9,782,075)
Ending Balance at Dec. 31, 2019	$ 3,165	$ 1,129,918	83,472,384	(10,725,014)	(21,566,046)	100,000			(56,871,025)	(4,457,032)
Ending Balance, Shares at Dec. 31, 2019	3,165,001	1,129,926,122
Beginning Balance at Sep. 30, 2019	$ 2,000	$ 810,246	62,276,729						(49,116,501)	13,972,475
Beginning Balance, Shares at Sep. 30, 2019	2,000,000	810,254,536
Shares Issued for Debt Settlement		$ 18,182	272,273							290,455
Shares Issued for Debt Settlement, Shares		18,181,818
Reclass Derivative liability from conversion			297,962							297,962
Shares issued for conversions		$ 24,994	117,171							142,165
Shares issued for conversions (in shares)		24,994,341
Initial Valuation of BCF			239,301							239,301
Shares issued for cash		$ 26,622	213,378			100,000				340,000
Shares issued for cash (in shares)		26,621,610
Shares issued for service	$ 415	$ 500	5,941,135							5,941,635
Shares issued for service (in shares)	415,000	500,000
Shares issued for Award-Bizright	$ 750	$ 249,374	14,040,936	(10,725,014)	(21,566,046)					(18,000,000)
Shares issued for Award-Bizright (in shares)	750,001	249,373,817
Option for Service			73,500							73,500
Net Loss									(7,754,524)	(7,754,524)
Ending Balance at Dec. 31, 2019	$ 3,165	$ 1,129,918	$ 83,472,384	$ (10,725,014)	$ (21,566,046)	$ 100,000			$ (56,871,025)	$ (4,457,032)
Ending Balance, Shares at Dec. 31, 2019	3,165,001	1,129,926,122